VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2014
Financial Information of VIE Subsidiaries included in Consolidated Financial Statements with Intercompany Balances and Transactions Eliminated

Summary financial information of the VIE subsidiaries included in the accompanying consolidated financial statements with intercompany balances and transactions eliminated are as follows:

	December 31, 2013	December 31, 2014	December 31, 2014
	RMB	RMB	US$
			(Note 3)
Total assets	181,085,582	130,055,790	20,961,189
Total liabilities	248,360,907	231,634,266	37,332,667

	December 31, 2012	December 31, 2013	December 31, 2014	December 31, 2014
	RMB	RMB	RMB	US$ (Note 3)
Revenue	146,100,548	86,574,297	42,697,861	6,881,646
Net profit(loss)	(163,422,412)	(201,412,786)	101,628,848	16,379,597